Stockholder's Equity - Additional information (Details) - USD ($)		6 Months Ended
	Nov. 01, 2018	Mar. 31, 2020	Sep. 30, 2019
Stockholders Equity [Line Items]
Statutory reserve		$ 597,528	$ 597,528
Amount of aggregate principal securities sold under private placement	$ 7,500,000
Number of investor warrant issued to purchase	800,000
Intrinsic value of the BCF	$ 670,618
Investor Warrants [Member]
Stockholders Equity [Line Items]
Fair value of warrants	$ 1,496,153
Placement agent warrants
Stockholders Equity [Line Items]
Number of investor warrant issued to purchase	119,808
Percentage of warrants issued to purchase note	10.00%
Fair value of warrants	$ 323,843
Private placement
Stockholders Equity [Line Items]
Number of ordinary shares		3,306,428	3,306,428
Amount of aggregate principal securities sold under private placement		$ 2,272,625	$ 2,272,625